LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	$ 249,161	$ 264,543
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	196,381	209,092
Residential Real Estate One To Four Family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate One To Four Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,928	4,923
Residential Real Estate One To Four Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	11,287	9,832
Residential Real Estate One To Four Family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate One To Four Family [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	182,166	194,337
Residential Real Estate Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	14,002	14,506
Residential Real Estate Multi Family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	14,002	12,956
Residential Real Estate Multi Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Multi Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	1,550
Residential Real Estate Multi Family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Multi Family [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,122	1,753
Residential Real Estate Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,122	1,753
Residential Real Estate Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Non residential real estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	18,920	19,246
Non residential real estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	965	0
Non residential real estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,060	2,846
Non residential real estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Non residential real estate [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,362	2,821
Land [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,366	2,050
Land [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Land [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	996	771
Land [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Land [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Farm [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,644	1,843
Farm [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,644	1,843
Farm [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Farm [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Farm [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Farm [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Loans on deposits [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,564	2,710
Loans on deposits [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,564	2,710
Loans on deposits [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Loans on deposits [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Loans on deposits [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Loans on deposits [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,080	3,189
Commercial and industrial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,014	3,071
Commercial and industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Commercial and industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	66	118
Commercial and industrial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Commercial and industrial [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	5,359	5,757
Home equity [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	5,359	5,757
Home equity [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Home equity [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Home equity [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Home equity [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Unsecured [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	638	708
Unsecured [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	606	681
Unsecured [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	3	27
Unsecured [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	29	0
Unsecured [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Unsecured [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	64	72
Automobile [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	64	37
Automobile [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Automobile [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	35
Automobile [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Automobile [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	$ 0	$ 0